Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' Equity Note Disclosure [Text Block]
Note 4 – Equity

On May 2, 2016, the Company amended and restated its certificate of incorporation to increase the number of shares authorized to 80,000,000 of which 5,000,000 shares of preferred stock are authorized and 75,000,000 shares of common stock are authorized.

Preferred Stock

We are authorized to issue up to 5,000,000 shares of preferred stock. Our certificate of incorporation authorizes the board to issue these shares in one or more series, to determine the designations and the powers, preferences and relative, participating, optional or other special rights and the qualifications, limitations and restrictions thereof, including the dividend rights, conversion or exchange rights, voting rights (including the number of votes per share), redemption rights and terms, liquidation preferences, sinking fund provisions and the number of shares constituting the series. As of September 30, 2016, there was no designated preferred stock.

Common Stock

On May 31, 2016, the Company completed its IPO and sold 1,540,026 shares of the Company’s common stock. The IPO price per share was $6.00. The Company received net proceeds of $8,464,183 after deducting underwriting discounts, commissions and direct offering expenses payable by us. Pursuant to our agreement with our underwriters, as additional compensation, we issued the underwriters warrants to purchase 107,802 shares of common stock exercisable for a period of 5 years from date of issuance at an exercise price of $7.50 per share. The relative fair value of these warrants was $374,763 calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount rate of 1.39% (2) expected life of 5 years, (3) expected volatility of 80.61%, and (4) zero expected dividends.

In August 2015, the Company agreed to issue 4,600,000 shares of common stock to its director, officers and founders for subscriptions of $4,600 cash to be received. As of September 30, 2016, the Company had not collected the proceeds for $3,000 of the subscriptions.

During the period from January 1, 2016 through May 2, 2016, the Company sold 234,296 common shares for $702,888. These shares are subject to the following lock-up agreement, from and after the later of six months after issuance or 90 days from the effective date of our IPO registration statement until the one-year anniversary thereof, (a) the holder of the shares can sell up to 10% of the purchased shares per month, subject to a maximum sale on any trading day of 8% of the daily volume of the common stock; (b) if the common stock price is over $7.00 per share for five consecutive trading days then the holder of the shares can sell up to 20% of the purchased shares per month, subject to a maximum sale on any trading day of 10% of the daily volume of the common stock; and (c) if the common stock price is over $12.00 per share then the holder of the shares is not restricted from making any sales until such time as the common stock price falls back below $12.00 per share.

On June 20, 2016, the Company agreed to issue 24,000 shares of common stock to PCG Advisory Group, the Company’s investor relations firm, for services provided. The fair value of these shares was $157,688 based on the market price on the grant date.

Adoption of 2015 Stock Plan

On December 5, 2015, the Board of Directors of the Company approved the Company’s 2015 Stock Plan, which was amended on April 22, 2016. The expiration date of the plan is December 5, 2025 and the total number of underlying shares of the Company’s common stock available for grant to employees, directors and consultants under the plan is 2,500,000 shares. The awards under the 2015 Stock Plan can be in the form of stock options, stock awards or stock unit awards. The following is a summary of option activities for the nine months ended September 30, 2016:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding, December 31, 2015	200,000	$0.20
Granted	460,000	5.83
Cancelled	(150,000)	0.20
Outstanding, September 30, 2016	510,000	$5.28	9.29	$275,500

Exercisable, September 30, 2016	50,000	$0.20	3.67	$275,500

During the nine months ended September 30, 2016, the Company granted an employee and its board of directors options, in the aggregate, to purchase 460,000 shares of the Company’s common stock with an exercise price ranging from $5.71 per share to $5.85 per share, a term of 10 years, and a vesting period of 3 to 4 years. The exercise price was based upon the closing price of the stock on the day of the grant. The options have an aggregated fair value of $1,725,052 that was calculated using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model include: (1) discount of 1.30% (2) expected lives of 6 to 6.25 years, (3) expected volatility of 70.18% to 70.44%, and (4) zero expected dividends. During the nine months ended September 30, 2016, the Company recorded $51,251 in stock-based compensation in relation to these options.  The Company entered into a separation agreement with its former Chief Financial Officer in October 2016 and as part of the agreement, options to purchase 150,000 shares of common stock issued to the former Chief Financial Officer were cancelled and the vesting was accelerated on the remaining options to purchase 50,000 shares of common stock.

Note 3 - Equity

Common Stock

In August 2015, the Company entered into an agreement to issue 4,600,000 shares of common stock to its director and officers for subscriptions of $4,600 cash to be received. As of December 31, 2015, the Company had not collected the proceeds for $3,000 of the subscriptions.

On August 11, 2015, the Company was granted an assignment of a license agreement between MD Anderson and IntertechBio in exchange for 630,000 shares of the Company’s common stock. The sublicense gives the Company rights to access certain metabolic inhibitor technology owned by MD Anderson that had been licensed to IntertechBio. The shares were valued at a total of $630 and the related expense included in research and development costs.

On August 21, 2015, the Company acquired the right to the intellectual property of AnnaMed in exchange for 1,431,000 shares of the Company’s common stock. The license gives the Company full ownership rights to the data package supporting the FDA IND Number 46869, allowing the Company to resubmit a request for IND to the FDA to begin development work on Annamycin. The shares were valued at a total of $1,431 and the related expense included in research and development costs.

Adoption of 2015 Stock Plan

On December 5, 2015, the Board of Directors of the Company approved the Company’s 2015 Stock Plan. The expiration date of the plan is December 5, 2025 and the total number of underlying shares of the Company’s common stock available for grant to employees, directors and consultants under the plan is 1,500,000 shares.

Stock Options

On December 10, 2015, the Board of Directors of the Company granted it Chief Financial Officer, Louis Ploth, options to purchase 200,000 shares of the Company’s common stock with exercise price of $0.20 per share and a term of 10 years. These options vest in four years. The grant date fair value of $27,390 was calculated using the Black-Scholes model. Variables used in the Black-Scholes model include: (1) discount rate of 2.24% (2) expected life of 6.25 years, (3) expected volatility of 74.2%, and (4) zero expected dividends. As of December 31, 2015, no option is exercisable.

Moleculin LLC [Member]
Stockholders' Equity Note Disclosure [Text Block]
Note 7 - Equity

In March 2011, the Company amended its articles of incorporation to create two classes of interests referred to as ‘Series A Preferred Membership Interests’ and ‘Common Membership Interests’, with each interest issued being measured as Units (Series A Preferred Units and Common Units, respectively). The Series A Preferred Units are further broken down into 4 series including Series A-1, Series A-2, Series A-3 and Series A-4.

Pursuant to Moleculin, LLC's Company Agreement, the Board shall distribute net cash, as defined in the Company Agreement, to the members at such times and in such amounts as the Board may determine in the following order and priority:

a)	First, to the Series A Preferred members in proportion to each such members’ original capital contribution until such members receive net cash equal to 150% of their original capital contribution.
b)	Second, to the members in proportion to their percentage interests until Series A Preferred members have received net cash equal to 300% of their original capital contribution.
c)
Third, to the common members in proportion to each common member’s common units until the common members have receive aggregate distributions of net cash equal to the then total amount of distributions to all members for all company fiscal years multiplied by the common members’ aggregate percentage interests; and

d)	Fourth, to the members in accordance with their percentage interests.

As of December 31, 2015 and 2014, the Preferred Units are summarized as follows:

	Units Outstanding
Series	December 31, 2015	December 31, 2014	Contribution
Series A-1	283,604	283,604	$150,000
Series A-2	1,595,552	1,595,552	600,000
Series A-3	1,942,400	1,942,400	513,672
Series A-4	9,694,264	9,694,264	9,356,514
Total	13,515,820	13,515,820	$10,620,186

During the first quarter of 2013, the Company commenced the first Phase II Study of a licensed product in the patent and technology license agreement between the Company and MD Anderson. Pursuant to the agreement, the Company was obligated to issue MD Anderson 548,630 common units, representing 3.5% of its issued and outstanding equity units. These common units were valued at their estimated fair value of $548,630, which was recorded as a research and development expense. In October 2015, MD Anderson agreed to forfeit its right to these units. The Company recorded a gain on liability extinguishment of $548,630 upon the forfeiture.